Consolidated Statements of Changes In Stockholders' Equity (USD $)	Total	Cash	Beneficial Conversion Feature	Warrants Attached to Debt	Services	Licensing Agreements	Reverse merger with Sportan	Convertible debt	Debt	Repurchase Agreements	Accrued Interest	Common Stock	Common Stock Cash	Common Stock Services	Common Stock Licensing Agreements	Common Stock Reverse merger with Sportan	Common Stock Convertible debt	Common Stock Debt	Common Stock Repurchase Agreements	Common Stock Accrued Interest	Additional Paid in Capital	Additional Paid in Capital Cash	Additional Paid in Capital Beneficial Conversion Feature	Additional Paid in Capital Warrants Attached to Debt	Additional Paid in Capital Services	Additional Paid in Capital Licensing Agreements	Additional Paid in Capital Reverse merger with Sportan	Additional Paid in Capital Convertible debt	Additional Paid in Capital Debt	Additional Paid in Capital Repurchase Agreements	Additional Paid in Capital Accrued Interest	Accumulated Deficit
Beginning balances at Jan. 22, 2003
Shares repurchased and cancelled (in shares)												(42,656)
Shares repurchased and cancelled	$ (325)											$ (21,328)									$ 21,003
Discount related to:
Discount			28,180	28,180																			28,180	28,180
Shares issued (in shares)													131,250
Shares issued		1,000											65,625									(64,625)
Net loss	(126,003)																															(126,003)
Ending Balances at Dec. 31, 2003	(68,968)											44,297									12,738											(126,003)
Ending Balances (in shares) at Dec. 31, 2003												88,594
Acquisition of Opexa (in shares)												62,500
Acquisition of Opexa	23,750,000											31,250									23,718,750
Conversion of convertible notes (in shares)												15,187
Conversion of convertible notes	248,370											7,594									240,776
Shares cancelled (in shares)												(2,000)
Shares cancelled												(1,000)									1,000
Discount related to:
Discount			855,849	1,848,502																			855,849	1,848,502
Shares issued (in shares)													562	51,625	6,067	24,934	4,025
Shares issued		9,000			849,000	427,075	(147,733)	288,366					281	25,813	3,033	12,467	2,012					8,719			823,187	424,042	(160,200)	286,354
Option expense	123,333																				123,333
Net loss	(31,411,736)																															(31,411,736)
Ending Balances at Dec. 31, 2004	(3,228,942)											125,747									28,183,050											(31,537,739)
Ending Balances (in shares) at Dec. 31, 2004												251,494
Discount related to:
Discount			831,944	1,433,108																			831,944	1,433,108
Shares issued (in shares)													97,362	6,000	7,298		152,756	575
Shares issued		5,346,217			1,012,400	1,868,384		7,649,446	161,000				48,681	3,000	3,649		76,378	288				5,297,536			1,009,400	1,864,735		7,573,068	160,712
Warrant expense	2,373,888																				2,373,888
Option expense	2,487,741																				2,487,741
Transition of warrants from equity instruments to liability instruments	(10,658,496)																				(10,658,496)
Net loss	(14,856,724)																															(14,856,724)
Ending Balances at Dec. 31, 2005	(5,580,034)											257,743									40,556,686											(46,394,463)
Ending Balances (in shares) at Dec. 31, 2005												515,485
Discount related to:
Shares issued (in shares)													1,150,000					8,707
Shares issued		21,153,519							180,000				575,000					4,354				20,578,519							175,646
Warrant expense	1,568,966																				1,568,966
Option expense	2,749,617																				2,749,617
Net loss	(12,649,170)																															(12,649,170)
Ending Balances at Dec. 31, 2006	7,422,898											837,097									65,629,434											(59,043,633)
Ending Balances (in shares) at Dec. 31, 2006												1,674,192
Change in derivative liability	6,656,676																				10,658,496											(4,001,820)
Discount related to:
Warrant expense	845,275																				845,275
Option expense	1,876,103																				1,876,103
Net loss	(14,667,367)																															(14,667,367)
Ending Balances at Dec. 31, 2007	2,133,585											837,097									79,009,308											(77,712,820)
Ending Balances (in shares) at Dec. 31, 2007												1,674,192
Issuance of warrants for cash	603,850																				603,850
Discount related to:
Shares issued (in shares)													1,375,968	11,300
Shares issued		8,651,579			48,965								687,984	5,650								7,963,595			43,315
Option expense	1,901,570																				1,901,570
Net loss	(11,852,152)																															(11,852,152)
Ending Balances at Dec. 31, 2008	1,487,397											1,530,731									89,521,638											(89,564,972)
Beginning balances (in shares) at Dec. 31, 2008												3,061,460
Cumulative effect of change in accounting principle	(220,835)																				(1,976,457)											1,755,622
Par value adjustment												(1,500,117)									1,500,117
Change in derivative liability	587,609																				587,609
Discount related to:
Discount				37,453				439,493																37,453				439,493
Shares issued (in shares)													637,500
Shares issued		4,689,165											6,375									4,682,790
Exercise of options (in shares)	15,193											15,100
Exercise of options	63,604											151									63,453
Exercise of warrants (in shares)												154,991
Exercise of warrants	1,074,935											1,550									1,073,385
Option expense	650,249																				650,249
Net loss	(1,433,922)																															(1,433,922)
Ending Balances at Dec. 31, 2009	7,375,148											38,690									96,579,730											(89,243,272)
Ending Balances (in shares) at Dec. 31, 2009												3,869,051
Conversion of convertible notes (in shares)												690,045
Conversion of convertible notes	1,380,091											6,900									1,373,191
Discount related to:
Shares issued (in shares)														13,750
Shares issued					64,350									138											64,212
Exercise of options (in shares)	36,284											35,380
Exercise of options	109,641											354									109,287
Exercise of warrants (in shares)												8,500
Exercise of warrants												85									(85)
Option expense	508,550																				508,550
Net loss	(5,469,067)																															(5,469,067)
Ending Balances at Dec. 31, 2010	3,968,713											46,167									98,634,885											(94,712,339)
Ending Balances (in shares) at Dec. 31, 2010												4,616,726
Discount related to:
Shares issued (in shares)													1,132,726	12,576
Shares issued		8,618,157			87,028								11,328	126								8,606,829			86,902
Option expense	489,914																				489,914
Net loss	(5,968,448)																															(5,968,448)
Ending Balances at Dec. 31, 2011	7,195,364											57,621									107,818,530											(100,680,787)
Ending Balances (in shares) at Dec. 31, 2011												5,762,028
Change in derivative liability	1,761,657																				1,761,657
Discount related to:
Discount			1,497,634																				1,497,634
Shares issued (in shares)													267,610						56,507	163,224
Shares issued		333,970								149,131	185,683		2,676						565	1,632		331,294								148,566	184,051
Option expense	690,726																				690,726
Net loss	(8,930,833)																															(8,930,833)
Ending Balances at Dec. 31, 2012	2,883,332											62,494									112,432,458											(109,611,620)
Beginning balances (in shares) at Dec. 31, 2012												6,249,369
Conversion of convertible notes (in shares)	365,263											365,263
Conversion of convertible notes	1,000,000											3,652									996,348
Discount related to:
Discount			141,829	195,969																			141,829	195,969
Shares issued (in shares)													1,376,927
Shares issued		3,579,522											13,770									3,565,752
Exercise of options (in shares)
Warrant expense	219,553																				219,553
Option expense	191,634																				191,634
Net loss	(4,177,482)																															(4,177,482)
Ending Balances at Mar. 31, 2013	$ 4,034,357											$ 79,916									$ 117,743,543											$ (113,789,102)
Ending Balances (in shares) at Mar. 31, 2013												7,991,559